Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	May 31, 2022
Registrant Name	dei_EntityRegistrantName	ProShares Trust
CIK	dei_EntityCentralIndexKey	0001174610
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 13, 2023
Document Effective Date	dei_DocumentEffectiveDate	Dec. 14, 2023
Prospectus Date	rr_ProspectusDate	Dec. 14, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
ProShares S&P 500 High Income ETF | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ISPY